ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Management Commentary Explanatory [Line Items]
Financial assets	$ 68,200	$ 61,698
Other financial assets	30,033	25,887
Common Equity in Managed Investments	0	0
Corporation's Capital	425,806	400,175
Equity	166,194	165,383
Non-controlling interest - preferred equity	230	230
Financial liabilities	$ 310,677	285,251
Ownership interest in BAM
Management Commentary Explanatory [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	73.00%
Ownership interest in BAM | Brookfield Corporation
Management Commentary Explanatory [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	69.00%
Ownership interest in BAM | BWS [Member]
Management Commentary Explanatory [Line Items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	4.00%
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	$ 14,301	14,232
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	118,308	119,406
Non-controlling interest - preferred equity	118,308	119,406
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	43,796	41,874
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	113,480	114,389
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,090	4,103
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	4,828	5,017
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	2,114	1,234
Common Equity in Managed Investments	58,951	56,147
Other Assets and Liabilities	891	2,238
Corporation's Capital	62,417	60,439
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,301	14,232
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	43,796	41,874
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,090
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	$ 230	$ 230